Schedule III-Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2010
Schedule III-Real Estate and Accumulated Depreciation
Schedule III-Real Estate and Accumulated Depreciation
THE MACERICH COMPANY NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Dollars in thousands, except per share amounts)

THE MACERICH COMPANY

Schedule III—Real Estate and Accumulated Depreciation

December 31, 2010

(Dollars in thousands)

	Initial Cost to Company				Gross Amount at Which Carried at Close of Period
Shopping Centers/Entities	Land	Building and Improvements	Equipment and Furnishings	Cost Capitalized Subsequent to Acquisition	Land	Building and Improvements	Equipment and Furnishings	Construction in Progress	Total	Accumulated Depreciation	Total Cost Net of Accumulated Depreciation
Black Canyon Auto Park	$20,600	$—	$—	$553	$19,555	$—	$—	$1,598	$21,153	$—	$21,153
Black Canyon Retail	—	—	—	514	—	—	—	514	514	—	514
Borgata	3,667	28,080	—	7,592	3,667	35,455	194	23	39,339	9,765	29,574
Cactus Power Center	15,374	—		16,372	—	—	—	31,746	31,746	—	31,746
Capitola Mall	11,312	46,689	—	8,089	11,309	54,122	556	103	66,090	22,063	44,027
Carmel Plaza	9,080	36,354	—	15,823	9,080	51,983	194	—	61,257	16,979	44,278
Chandler Fashion Center	24,188	223,143	—	7,652	24,188	229,593	1,202	—	254,983	56,775	198,208
Chesterfield Towne Center	18,517	72,936	2	37,226	18,517	107,800	2,223	141	128,681	51,494	77,187
Coolidge Holding	—	—	—	69	—	—	—	69	69	—	69
Danbury Fair Mall	130,367	316,951	—	72,286	136,200	363,184	4,091	16,129	519,604	53,683	465,921
Deptford Mall	48,370	194,250	—	24,540	61,029	205,123	933	75	267,160	24,451	242,709
Estrella Falls	10,550	—	—	65,071	—	—	—	75,621	75,621	—	75,621
Fiesta Mall	19,445	99,116	—	56,325	36,601	138,116	169	—	174,886	21,185	153,701
Flagstaff Mall	5,480	31,773	—	13,657	5,480	45,186	137	107	50,910	9,515	41,395
Freehold Raceway Mall	164,986	362,841	—	98,407	178,875	442,556	2,219	2,584	626,234	72,072	554,162
Fresno Fashion Fair	17,966	72,194	—	40,619	17,966	111,345	1,462	6	130,779	39,476	91,303
Great Northern Mall	12,187	62,657	—	7,390	12,635	68,482	406	711	82,234	13,856	68,378
Green Tree Mall	4,947	14,925	332	34,793	4,947	49,444	606	—	54,997	35,703	19,294
Hilton Village	—	19,067	—	1,237	—	20,183	121	—	20,304	3,179	17,125
La Cumbre Plaza	18,122	21,492	—	21,056	17,280	43,054	260	76	60,670	11,159	49,511
Macerich Cerritos Adjacent, LLC	—	6,448	—	(5,692)	—	756	—	—	756	193	563
Macerich Management Co.	—	2,237	26,562	56,485	1,922	5,457	70,426	7,479	85,284	45,387	39,897
MACWH, LP	—	25,771	—	4,930	458	27,770	1,013	1,460	30,701	4,938	25,763
Mervyn's (former locations)	19,876	118,089	—	98,769	54,067	174,115	229	8,323	236,734	19,896	216,838

See accompanying reports of independent registered public accounting firms

THE MACERICH COMPANY

Schedule III—Real Estate and Accumulated Depreciation (Continued)

December 31, 2010

(Dollars in thousands)

	Initial Cost to Company				Gross Amount at Which Carried at Close of Period
Shopping Centers/Entities	Land	Building and Improvements	Equipment and Furnishings	Cost Capitalized Subsequent to Acquisition	Land	Building and Improvements	Equipment and Furnishings	Construction in Progress	Total	Accumulated Depreciation	Total Cost Net of Accumulated Depreciation
Northgate Mall	8,400	34,865	841	96,097	13,414	123,683	2,971	135	140,203	38,661	101,542
Northridge Mall	20,100	101,170	—	11,332	20,100	111,759	718	25	132,602	25,671	106,931
Oaks, The	32,300	117,156	—	228,879	56,064	319,955	1,894	422	378,335	49,615	328,720
One Scottsdale	—	—	—	86	—	—	—	86	86	—	86
Pacific View	8,697	8,696	—	116,774	7,854	121,720	1,776	2,817	134,167	35,582	98,585
Palisene	—	2,759	—	27,547	—	—	—	30,306	30,306	—	30,306
Panorama Mall	4,373	17,491	—	4,955	4,857	21,335	235	392	26,819	5,459	21,360
Paradise Valley Mall	24,565	125,996	—	40,795	35,921	153,407	1,996	32	191,356	34,244	157,112
Paradise Village Ground Leases	8,880	2,489	—	(4,945)	5,054	1,370	—	—	6,424	193	6,231
Prasada	6,365			22,009	6,615	—	—	21,759	28,374	—	28,374
Prescott Gateway	5,733	49,778	—	8,894	5,733	58,446	226	—	64,405	16,396	48,009
Prescott Peripheral	—	—	—	5,586	1,345	4,241	—	—	5,586	877	4,709
Promenade at Casa Grande	15,089	—	—	99,892	11,360	103,574	47	—	114,981	13,707	101,274
PVOP II	1,150	1,790	—	3,539	2,300	3,884	295	—	6,479	1,812	4,667
Rimrock Mall	8,737	35,652	—	11,049	8,737	46,170	445	86	55,438	18,172	37,266
Rotterdam Square	7,018	32,736	—	2,270	7,285	34,400	339	—	42,024	7,604	34,420
Salisbury, The Centre at	15,290	63,474	31	23,772	15,284	86,194	810	279	102,567	32,224	70,343
Santa Monica Place	26,400	105,600	—	263,116	41,365	308,518	5,702	39,531	395,116	5,766	389,350
SanTan Village Regional Center	7,827	—	—	189,052	6,344	189,857	678	—	196,879	30,626	166,253
SanTan Adjacent Land	29,414	—	—	4,048	29,506	—	—	3,956	33,462	—	33,462
Shoppingtown Mall	11,927	61,824	—	13,923	12,371	71,525	190	3,588	87,674	13,691	73,983
Somersville Town Center	4,096	20,317	1,425	13,588	4,099	34,825	486	16	39,426	20,144	19,282
South Plains Mall	23,100	92,728	—	25,448	23,100	115,207	939	2,030	141,276	36,334	104,942
South Towne Center	19,600	78,954	—	25,113	20,360	102,231	975	101	123,667	36,767	86,900
Superstition Springs Power Center	1,618	4,420	—	73	1,618	4,397	58	38	6,111	1,059	5,052

See accompanying reports of independent registered public accounting firms

THE MACERICH COMPANY

Schedule III—Real Estate and Accumulated Depreciation (Continued)

December 31, 2010

(Dollars in thousands)

	Initial Cost to Company				Gross Amount at Which Carried at Close of Period
Shopping Centers/Entities	Land	Building and Improvements	Equipment and Furnishings	Cost Capitalized Subsequent to Acquisition	Land	Building and Improvements	Equipment and Furnishings	Construction in Progress	Total	Accumulated Depreciation	Total Cost Net of Accumulated Depreciation
The Macerich Partnership, L.P.	—	2,534	—	14,289	728	5,050	5,845	5,200	16,823	1,507	15,316
The Shops at Tangerine (Marana)	36,158	—	—	(4,090)	16,921	—	—	15,147	32,068	—	32,068
Towne Mall	6,652	31,184	—	1,972	6,890	32,811	107	—	39,808	6,826	32,982
The Market at Estrella Falls	—	—	—	9,713	—	9,713	—	—	9,713	486	9,227
The Marketplace at Flagstaff Mall	—	—	—	52,762	—	52,756	6	—	52,762	6,995	45,767
Tucson La Encantada	12,800	19,699	—	55,119	12,800	74,598	220	—	87,618	24,740	62,878
Twenty Ninth Street	50	37,793	64	204,303	23,599	217,782	829	—	242,210	58,913	183,297
Valley River	24,854	147,715	—	10,845	24,854	157,448	1,106	6	183,414	24,171	159,243
Valley View Center	17,100	68,687	—	48,111	23,764	108,118	1,712	304	133,898	42,582	91,316
Victor Valley, Mall at	15,700	75,230	—	45,241	22,564	111,400	1,207	1,000	136,171	20,935	115,236
Vintage Faire Mall	14,902	60,532	—	47,949	17,647	104,851	874	11	123,383	37,146	86,237
Wadell Center West	12,056	—	—	4,066	—	—	—	16,122	16,122	—	16,122
Westcor / Queen Creek	—	—	—	347	—	—	—	347	347	—	347
Westside Pavilion	34,100	136,819	—	63,660	34,100	193,513	5,205	1,761	234,579	60,884	173,695
Wilton Mall	19,743	67,855	—	7,524	19,810	74,485	198	629	95,122	12,822	82,300

	$1,039,828	$3,360,956	$29,257	$2,478,466	$1,158,139	$5,332,947	$124,530	$292,891	$6,908,507	$1,234,380	$5,674,127

See accompanying reports of independent registered public accounting firms

THE MACERICH COMPANY

Schedule III—Real Estate and Accumulated Depreciation

December 31, 2010

(Dollars in thousands)

        Depreciation of the Company's investment in buildings and improvements reflected in the statements of income are calculated over the estimated useful lives of the asset as follows:

Buildings and improvements	5 - 40 years
Tenant improvements	5 - 7 years
Equipment and furnishings	5 - 7 years

        The changes in total real estate assets for the three years ended December 31, 2010 are as follows:

	2010	2009	2008
Balances, beginning of year	$6,697,259	$7,355,703	$7,078,802
Additions	239,362	241,025	349,272
Dispositions and retirements	(28,114)	(899,469)	(72,371)

Balances, end of year	$6,908,507	$6,697,259	$7,355,703

        The changes in accumulated depreciation for the three years ended December 31, 2010 are as follows:

	2010	2009	2008
Balances, beginning of year	$1,039,320	$984,384	$891,329
Additions	206,913	224,279	193,685
Dispositions and retirements	(11,853)	(169,343)	(100,630)

Balances, end of year	$1,234,380	$1,039,320	$984,384

See accompanying reports of independent registered public accounting firms